UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Belgium - 0.6%	Anheuser-Busch InBev NV	48,300	$ 2,411,566
Bermuda - 0.5%	Invesco Ltd.	92,500	2,058,125
Brazil - 0.8%	BM&F Bovespa SA	120,700	811,313
	Banco Bradesco SA - ADR (a)	71,600	1,517,204
	Banco Santander Brasil SA - ADR (b)	70,000	955,500
			3,284,017
Canada - 3.1%	Barrick Gold Corp.	49,500	2,104,008
	Canadian Oil Sands Trust	61,300	1,698,906
	Pan American Silver Corp. (a)(b)	83,100	2,097,444
	Royal Bank of Canada	26,800	1,442,589
	Suncor Energy, Inc.	47,300	1,698,569
	The Toronto-Dominion Bank	25,800	1,624,662
	TransCanada Corp.	66,200	2,140,805
			12,806,983
Cayman Islands - 0.7%	AirMedia Group, Inc. - ADR (b)	76,000	528,960
	Herbalife Ltd.	49,800	2,088,612
	Noah Education Holdings Ltd. - ADR	38,300	207,969
			2,825,541
China - 0.3%	Focus Media Holding Ltd. - ADR (b)	100,200	1,258,512
Denmark - 0.3%	Novo-Nordisk A/S, Class B	17,200	1,147,038
Finland - 0.5%	Fortum Oyj	75,800	1,926,706
France - 5.4%	AXA SA	88,508	2,127,595
	Air France-KLM	158,600	2,521,198
	BNP Paribas SA	27,500	2,282,838
	Cie de Saint-Gobain SA	54,300	2,954,125
	France Telecom SA	53,500	1,391,270
	Pinault-Printemps-Redoute	15,800	1,914,701
	Renault SA	40,400	1,961,247
	Societe Generale SA	18,300	1,294,237
	Total SA	31,800	1,972,244
	Unibail - Rodamco	9,600	2,166,572
	Vivendi SA	62,700	1,807,887
			22,393,914
Germany - 1.9%	Bayerische Motoren Werke AG	43,900	2,069,091
	Deutsche Boerse AG	17,900	1,494,773
	Deutsche Lufthansa AG	121,500	1,938,469
	RWE AG	27,600	2,533,948
			8,036,281
Hong Kong - 2.4%	Cheung Kong Holdings Ltd.	199,000	2,499,660
	China Construction Bank, Class H	1,418,500	1,261,371
	China Mobile Ltd.	118,500	1,109,648
	Industrial and Commercial Bank of China Ltd.	1,583,600	1,337,277
	Sun Hung Kai Properties Ltd.	165,900	2,457,654
	Wing Hang Bank Ltd.	116,600	1,207,003
			9,872,613
India - 1.3%	Bharti Tele-Ventures Ltd.	218,500	1,409,667

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Punjab National Bank Ltd.	83,300	$ 1,611,400
	Sterlite Industries India Ltd. - ADR	132,000	2,423,520
			5,444,587
Indonesia - 0.0%	Bank Negara Indonesia Persero Tbk PT	701,100	150,513
Ireland - 0.3%	Covidien Plc	24,200	1,133,044
Israel - 0.7%	Teva Pharmaceutical Industries Ltd. - ADR	56,900	3,003,751
Italy - 0.6%	Intesa Sanpaolo SpA	521,100	2,269,573
Japan - 4.9%	Amada Co., Ltd.	385,500	2,224,983
	Fujitsu Ltd.	151,000	889,751
	Honda Motor Co., Ltd.	52,000	1,610,960
	Itochu Corp.	471,300	3,216,456
	Japan Tobacco, Inc.	900	2,662,065
	Mitsubishi UFJ Financial Group, Inc.	63,800	351,401
	Mitsui & Co., Ltd.	210,900	2,777,422
	Nippon Steel Corp.	394,200	1,459,595
	Sumitomo Mitsui Financial Group, Inc.	26,000	849,956
	Toyo Suisan Kaisha, Ltd.	71,400	1,941,724
	Toyota Motor Corp.	52,300	2,058,038
			20,042,351
Luxembourg - 0.5%	ArcelorMittal	55,300	2,168,791
Malaysia - 0.3%	CIMB Group Holdings Bhd	379,200	1,413,227
Mexico - 0.6%	Fomento Economico Mexicano, SA de CV - ADR	55,600	2,530,356
Netherlands - 1.5%	Aegon NV	362,000	2,622,812
	Corio NV	19,000	1,298,076
	Randstad Holdings NV	54,800	2,396,065
			6,316,953
New Zealand - 0.5%	Telecom Corp. of New Zealand Ltd.	1,063,800	1,863,027
Russia - 0.8%	AO VimpelCom - ADR	92,400	1,763,916
	LUKOIL - ADR	28,600	1,661,660
			3,425,576
Singapore - 2.0%	CapitaLand Ltd.	410,900	1,199,010
	DBS Group Holdings Ltd.	124,000	1,284,885
	Singapore Telecommunications Ltd.	827,900	1,755,352
	United Overseas Bank Ltd.	122,400	1,668,369
	Wilmar International Ltd.	480,100	2,189,672
			8,097,288
South Africa - 0.8%	Naspers Ltd.	87,600	3,277,209
South Korea - 2.5%	GS Engineering & Construction Corp.	31,200	2,920,826
	Hyosung Corp.	41,797	3,011,266
	Korea Zinc Co., Ltd.	13,700	2,510,304
	Samsung Electronics Co., Ltd.	3,309	2,045,960
			10,488,356
Spain - 2.0%	Banco Bilbao Vizcaya Argentaria SA	102,900	1,946,649
	Banco Santander SA	89,400	1,538,970
	Inditex SA	38,700	2,465,471
	Telefonica SA	80,400	2,311,274
			8,262,364
Sweden - 0.5%	Nordea Bank AB	213,700	2,228,272

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
Switzerland - 4.5%	Nestle SA Registered Shares	85,500	$ 4,042,370
	Novartis AG Registered Shares	82,400	4,578,124
	Roche Holding AG	19,300	3,153,478
	Swiss Reinsurance Co., Registered Shares	34,900	1,670,021
	Transocean Ltd. (b)	24,200	2,066,438
	Tyco International Ltd.	55,300	1,983,611
	Zurich Financial Services AG	5,700	1,233,079
			18,727,121
Taiwan - 1.2%	Asustek Computer, Inc.	842,488	1,670,630
	Chang Hwa Commercial Bank	1,611,900	735,948
	Mega Financial Holding Co., Ltd.	2,297,700	1,292,566
	Siliconware Precision Industries Co., Ltd. - ADR (a)	192,300	1,292,256
			4,991,400
Thailand - 0.2%	Bangkok Bank Pcl Foreign Shares	252,700	856,225
United Kingdom - 6.1%	BG Group Plc	135,400	2,461,503
	Barclays Plc	437,500	2,138,047
	GlaxoSmithKline Plc	184,100	3,811,598
	HSBC Holdings Plc	227,683	2,666,958
	Legal & General Group Plc	189,500	243,003
	Persimmon Plc	133,000	907,830
	Prudential Plc	199,700	2,068,435
	Standard Chartered Plc	53,700	1,316,305
	Tesco Plc	451,300	3,142,480
	Unilever Plc	78,400	2,306,090
	Vodafone Group Plc - ADR	81,400	1,846,966
	WPP Plc	234,200	2,197,759
			25,106,974
United States - 50.2%	Abbott Laboratories	41,400	2,255,886
	Alcoa, Inc.	224,400	2,809,488
	Alpha Natural Resources, Inc. (b)	61,600	2,279,200
	American Electric Power Co., Inc.	62,600	2,015,094
	Ameriprise Financial, Inc.	66,500	2,534,980
	Analog Devices, Inc.	60,100	1,802,399
	Apache Corp.	20,800	1,981,824
	Apple, Inc. (b)	13,600	2,718,776
	Applied Materials, Inc.	149,300	1,837,883
	Arch Capital Group Ltd. (b)	14,600	1,019,664
	Black & Decker Corp.	33,700	2,045,253
	Boston Properties, Inc.	13,500	904,230
	Bristol-Myers Squibb Co.	110,300	2,791,693
	Bunge Ltd.	29,800	1,844,620
	CBS Corp., Class B	161,900	2,073,939
	Celanese Corp., Series A	72,900	2,169,504
	Celgene Corp. (b)	27,400	1,519,330
	The Charles Schwab Corp.	88,300	1,618,539
	Chesapeake Energy Corp. (a)	87,500	2,093,000
	Chevron Corp.	60,600	4,729,224
	Cisco Systems, Inc. (b)	142,700	3,339,180

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Citigroup, Inc.	442,000	$ 1,816,620
	Cliffs Natural Resources, Inc.	42,800	1,885,768
	ConAgra Foods, Inc.	64,600	1,433,474
	ConocoPhillips	54,000	2,795,580
	Consol Energy, Inc.	54,600	2,507,232
	Corning, Inc.	125,900	2,100,012
	Deere & Co.	72,100	3,858,071
	Devon Energy Corp.	35,400	2,384,190
	Dominion Resources, Inc.	51,800	1,884,484
	eBay, Inc. (b)	165,600	4,052,232
	EMC Corp. (b)	96,000	1,615,680
	EOG Resources, Inc.	37,100	3,208,779
	Eli Lilly & Co.	29,000	1,065,170
	Energizer Holdings, Inc. (b)	28,400	1,600,056
	Exxon Mobil Corp.	54,600	4,098,822
	Federal Realty Investment Trust	19,200	1,234,944
	General Electric Co.	184,900	2,962,098
	General Mills, Inc.	34,300	2,332,400
	Google, Inc., Class A (b)	4,900	2,856,700
	Halliburton Co.	83,100	2,439,816
	Helmerich & Payne, Inc. (a)	47,300	1,776,115
	Hewlett-Packard Co.	68,800	3,375,328
	Hudson City Bancorp, Inc.	84,300	1,120,347
	Intel Corp. (b)	120,400	2,311,680
	International Business Machines Corp.	28,300	3,575,705
	JCPenney Co., Inc.	47,500	1,365,150
	JPMorgan Chase & Co.	56,700	2,409,183
	Johnson & Johnson	29,400	1,847,496
	Jones Lang LaSalle, Inc.	28,900	1,470,143
	KLA-Tencor Corp.	77,200	2,411,728
	Kohl's Corp. (b)	45,100	2,396,614
	LaSalle Hotel Properties	75,200	1,400,976
	Las Vegas Sands Corp. (a)(b)	71,800	1,099,976
	Liberty Global, Inc. (b)	103,700	2,000,373
	Lincoln National Corp.	80,600	1,846,546
	Mack-Cali Realty Corp.	36,000	1,104,840
	Macy's, Inc.	81,300	1,326,003
	Manpower, Inc.	30,300	1,492,578
	Marathon Oil Corp.	94,900	3,095,638
	Medco Health Solutions, Inc. (b)	18,800	1,187,408
	Medtronic, Inc.	39,300	1,667,892
	MetLife, Inc.	51,500	1,760,785
	Microsoft Corp.	143,400	4,217,394
	Monster Worldwide, Inc. (b)	143,700	2,099,457
	Morgan Stanley	66,900	2,112,702
	NII Holdings, Inc. (b)	55,100	1,641,980

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
Country	Common Stocks	Shares	Value
	Newmont Mining Corp.	78,200	$ 4,194,648
	Nike, Inc., Class B (a)	32,600	2,115,414
	Oracle Corp.	85,700	1,892,256
	Parametric Technology Corp. (b)	130,900	1,971,354
	People's United Financial, Inc.	64,200	1,045,818
	PepsiCo, Inc.	47,500	2,955,450
	Pfizer, Inc.	217,600	3,953,792
	Piper Jaffray Cos. (b)	21,800	945,030
	Prudential Financial, Inc.	34,800	1,734,780
	QUALCOMM, Inc.	26,000	1,170,000
	Ralcorp Holdings, Inc. (b)	31,300	1,812,896
	SPX Corp.	43,500	2,318,115
	Sempra Energy	49,200	2,614,488
	The Stanley Works	5,500	267,135
	State Street Corp.	25,000	1,032,500
	Stryker Corp.	43,900	2,212,560
	SunTrust Banks, Inc.	49,900	1,179,137
	T. Rowe Price Group, Inc.	32,000	1,565,760
	Texas Instruments, Inc.	103,400	2,614,986
	Thermo Fisher Scientific, Inc. (b)	22,800	1,076,844
	The Travelers Cos., Inc.	45,600	2,388,984
	U.S. Bancorp	38,400	926,592
	UnitedHealth Group, Inc.	40,700	1,166,869
	Urban Outfitters, Inc. (b)	63,800	2,018,632
	Virgin Media, Inc.	152,900	2,516,734
	Walt Disney Co.	88,900	2,686,558
	WellPoint, Inc. (b)	18,800	1,015,764
	Wells Fargo & Co.	69,000	1,934,760
	Westinghouse Air Brake Technologies Corp.	44,700	1,720,950
	Weyerhaeuser Co.	53,900	2,098,866
	XTO Energy, Inc.	55,500	2,355,420
	Yum! Brands, Inc.	42,400	1,495,448
			207,628,411
	Total Common Stocks - 98.5%		407,446,665
	Preferred Stocks
Germany - 0.4%	Volkswagen AG, 4.35%	19,600	1,663,531
	Total Preferred Stocks - 0.4%		1,663,531
	Total Long-Term Investments
	(Cost - $354,218,786) - 98.9%		409,110,196
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, Institutional Class,
	0.16% (c)(d)	2,201,611	2,201,611

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
	Beneficial
	Interest
Short-Term Securities	(000)	Value
BlackRock Liquidity Series, LLC Money Market Series,
0.29% (c)(d)(e)	$ 9,438 $	9,437,600
Total Short-Term Securities
(Cost - $11,639,211) - 2.8%		11,639,211
Total Investments
(Cost - $365,857,997*) - 101.7%		420,749,407
Liabilities in Excess of Other Assets - (1.7)%		(7,149,717)
Net Assets - 100.0%	$ 413,599,690

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 366,865,151
Gross unrealized appreciation	$ 64,436,938
Gross unrealized depreciation	(10,552,682)
Net unrealized appreciation	$ 53,884,256

(a) Security, or a portion of security, is on loan.
(b) Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund,
Institutional Class	$ (10,171,575)	$ 2,024
BlackRock Liquidity Series, LLC
Money Market Series	$ 4,818,000	$ 5,972

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash proceeds from securities loaned.
• Foreign currency exchange contracts as of November 30, 2009 were as follows:

							Unrealized
	Currency		Currency			Settlement	Appreciation
	Purchased		Sold		Counterparty	Date	(Depreciation)
USD	57,329	IDR		539,752,519	State Street Bank	12/01/09	$ 253
USD	3,541,110	EUR		2,362,000	Deutsche Bank AG	12/02/09	(5,543)
AUD	14,572,000	USD		13,315,311	Citibank, NA	1/27/10	(47,840)
CAD	2,640,000	USD		2,447,000	Barclays Bank Plc	1/27/10	54,397
CAD	2,458,000	USD		2,301,537	Citibank, NA	1/27/10	27,416
CAD	2,547,000	USD		2,432,014	Deutsche Bank AG	1/27/10	(18,734)
CAD	1,190,000	USD		1,138,756	UBS AG	1/27/10	(11,232)
EUR	2,102,000	USD		3,158,107	Citibank, NA	1/27/10	(2,497)
EUR	2,900,000	USD		4,345,170	Deutsche Bank AG	1/27/10	8,430
GBP	3,934,000	USD		6,446,241	Citibank, NA	1/27/10	23,069
HKD	38,179,000	USD		4,929,471	UBS AG	1/27/10	(717)

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)
						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)
JPY	1,251,782,600	USD	13,698,936	Citibank, NA	1/27/10	$ 786,913
JPY	109,921,000	USD	1,236,551	Deutsche Bank AG	1/27/10	35,474
NOK	28,535,000	USD	5,135,746	Citibank, NA	1/27/10	(119,957)
SEK	21,029,000	USD	3,090,223	Deutsche Bank AG	1/27/10	(73,108)
USD	2,105,497	CHF	2,124,000	Barclays Bank Plc	1/27/10	(10,055)
USD	1,889,266	CAD	2,025,000	BNP Paribas	1/27/10	(29,420)
USD	247,952	DKK	1,230,000	Citibank, NA	1/27/10	11
USD	240,123	JPY	21,816,000	Citibank, NA	1/27/10	(12,335)
USD	1,950,124	EUR	1,299,000	Deutsche Bank AG	1/27/10	11
USD	861,813	HKD	6,675,000	Deutsche Bank AG	1/27/10	97
USD	2,508,144	SGD	3,500,000	Deutsche Bank AG	1/27/10	(18,980)
Total					$ 585,653
• Portfolio Abbreviations:
ADR	American Depositary Receipts			HKD	Hong Kong Dollar
AUD	Australian Dollar			IDR	Indonesian Rupiah
CAD	Canadian Dollar			JPY	Japanese Yen
CHF	Swiss Franc			NOK	Norwegian Krone
DKK	Danish Krone			SEK	Swedish Krona
EUR	Euro			SGD	Singapore Dollar
GBP	British Pound			USD	US Dollar

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund's investments:

Investments in
Valuation Inputs	Securities
Assets
Level 1
Long-Term Investments:
Common Stocks
Bermuda	$2,058,125
Brazil	3,284,017
Canada	12,806,983
Cayman Islands	2,825,541

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)
Investments in
Valuation Inputs	Securities
Level 1
Long-Term Investments:
Common Stocks
China	$1,258,512
India	2,423,520
Ireland	1,133,044
Israel	3,003,751
Mexico	2,530,356
Russia	3,425,576
Switzerland	4,050,049
Taiwan	1,292,256
United Kingdom	1,846,966
United States	207,628,411
Short-Term Securities	2,201,611
Total Level 1	251,768,718
Level 2
Long-Term Investments:
Common Stocks
Belgium	2,411,566
Denmark	1,147,038
Finland	1,926,706
France	22,393,914
Germany	8,036,281
Hong Kong	9,872,613
India	3,021,067
Indonesia	150,513
Italy	2,269,573
Japan	20,042,351
Luxembourg	2,168,791
Malaysia	1,413,227
Netherlands	6,316,953
New Zealand	1,863,027
Singapore	8,097,288
South Africa	3,277,209
South Korea	10,488,356
Spain	8,262,364
Sweden	2,228,272
Switzerland	14,677,072
Taiwan	3,699,144
Thailand	856,225
United Kingdom	23,260,008
Preferred Stocks
Germany	1,663,531

BlackRock Global Growth Fund, Inc.
Schedule of Investments November 30, 2009 (Unaudited)
	Investments in
Valuation Inputs	Securities
Short-Term Securities	$9,437,600
Total Level 2	168,980,689
Level 3		-
Total	$420,749,407
	Other Financial
Valuation Inputs	Instruments*
	Assets	Liabilities
Level 1	-	-
Level 2	$ 936,071 $	(350,418)
Level 3	-	-
Total	$ 936,071 $	(350,418)

* Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: January 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: January 22, 2010